Document And Entity Information	12 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001969401
Amendment Description	AMENDMENT NO. 1
Document Type	F-1/A
Entity Registrant Name	LINKAGE GLOBAL INC
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	5961
Entity Address, Address Line One	2-23-3 Minami-Ikebukuro
Entity Address, City or Town	Toshima-ku Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	171-0022
City Area Code	+03
Local Phone Number	5927-9261
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line Two	18th Floor
Entity Address, State or Province	NY